Risk Management (Details) - Schedule of geographical distribution of bonds and debt securities with fixed interest rate - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
2021
Total bonds and debt		$ 420,916	$ 393,624
Australia [Member]
2021
Total bonds and debt		9,632	6,109
Bahrain [Member]
2021
Total bonds and debt		4,618	4,648
Belgium [Member]
2021
Total bonds and debt		1,112
Bermuda [Member]
2021
Total bonds and debt		2,301	5,249
Canada [Member]
2021
Total bonds and debt		8,384	14,791
China [Member]
2021
Total bonds and debt		51,664	19,504
Finland [Member]
2021
Total bonds and debt		2,951	1,016
France [Member]
2021
Total bonds and debt		11,266	4,615
Germany [Member]
2021
Total bonds and debt		17,483	18,698
India [Member]
2021
Total bonds and debt		3,206	3,278
Japan [Member]
2021
Total bonds and debt		11,951	12,259
Jordan [Member]
2021
Total bonds and debt		2,471	2,707
KSA [Member]
2021
Total bonds and debt		15,042	15,383
Kuwait [Member]
2021
Total bonds and debt		3,464	1,035
Luxembourg [Member]
2021
Total bonds and debt		687	715
Malaysia [Member]
2021
Total bonds and debt		6,574	1,447
Mexico [Member]
2021
Total bonds and debt		2,326	1,102
Netherlands [Member]
2021
Total bonds and debt		5,051	10,775
Oman [Member]
2021
Total bonds and debt		1,122	1,085
Qatar [Member]
2021
Total bonds and debt		47,700	27,984
Russia [Member]
2021
Total bonds and debt	[1]	1,948
Singapore [Member]
2021
Total bonds and debt		3,069	5,294
South Korea [Member]
2021
Total bonds and debt		7,635	7,239
Spain [Member]
2021
Total bonds and debt		1,377	3,793
Sweden [Member]
2021
Total bonds and debt		2,528	1,060
Switzerland [Member]
2021
Total bonds and debt		5,063	1,889
Taiwan [Member]
2021
Total bonds and debt		2,991	3,097
UAE [Member]
2021
Total bonds and debt		18,388	9,793
UK [Member]
2021
Total bonds and debt		51,049	52,033
USA [Member]
2021
Total bonds and debt		113,308	153,349
Cayman Island [Member]
2021
Total bonds and debt		$ 4,555
Hong Kong [Member]
2021
Total bonds and debt			1,905
Marshall Islands [Member]
2021
Total bonds and debt			129
Virgin Islands (British) [Member]
2021
Total bonds and debt			$ 1,643

[1]	On 24 February 2022 the Russian Federation launched a full-scale military invasion into Ukraine. This has already led to significant economic and humanitarian consequences for both countries, and the long-term wider impact continues to be unknown as the situation develops. Areas of uncertainty include the impact on global energy prices, financial markets as well as the possible further escalation of the conflict (note 35). Consequently, the fair value of the bond decreased to USD 918 thousand and its credit rating was downgraded from BBB as at 31 December 2021 to B in March 2022.